Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Expenses [Abstract]
Salaries	$ 17,850,773	$ 18,812,319	$ 14,736,022
Directors’ remuneration	1,486,196	728,486	442,555
Labor and health insurance	1,360,782	1,838,708	1,027,287
Defined contribution pension plans	1,212,167	689,318	926,515
Others	955,815	680,705	506,115
Total	$ 22,865,733	$ 22,749,535	$ 17,638,494